SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	$ 1,545
Property, equipment and right of use assets, net, Balance	3,556	$ 1,545
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	97
Property, equipment and right of use assets, net, Balance	31	97
Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	478
Property, equipment and right of use assets, net, Balance	510	478
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	60
Property, equipment and right of use assets, net, Balance	66	60
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	384
Property, equipment and right of use assets, net, Balance	213	384
ERP system [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	97
Property, equipment and right of use assets, net, Balance	103	97
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	31
Property, equipment and right of use assets, net, Balance	165	31
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	398
Property, equipment and right of use assets, net, Balance	2,468	398
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	5,990	5,588
Additions	2,833	422
Discontinued operation	(1,850)
Translation adjustments	758	(20)
Property, equipment and right of use assets, net, Balance	7,731	5,990
Gross carrying amount [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	466	462
Additions	30	11
Discontinued operation	(436)
Translation adjustments	43	(7)
Property, equipment and right of use assets, net, Balance	103	466
Gross carrying amount [member] | Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	2,228	2,152
Additions	77	100
Discontinued operation
Translation adjustments	327	(24)
Property, equipment and right of use assets, net, Balance	2,632	2,228
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	366	362
Additions	27	4
Discontinued operation	(186)
Translation adjustments	44
Property, equipment and right of use assets, net, Balance	251	366
Gross carrying amount [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	889	868
Additions	132	24
Discontinued operation	(774)
Translation adjustments	53	(3)
Property, equipment and right of use assets, net, Balance	300	889
Gross carrying amount [member] | ERP system [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	213	206
Additions	51
Discontinued operation
Translation adjustments	34	7
Property, equipment and right of use assets, net, Balance	298	213
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	398	394
Additions	135
Discontinued operation	(63)
Translation adjustments	64	4
Property, equipment and right of use assets, net, Balance	534	398
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	1,430	1,144
Additions	2,381	283
Discontinued operation	(391)
Translation adjustments	193	3
Property, equipment and right of use assets, net, Balance	3,613	1,430
Accumulated depreciation amortisation [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	4,445	3,727
Additions	815	726
Discontinued operation	(1,392)
Translation adjustments	307	(8)
Property, equipment and right of use assets, net, Balance	4,175	4,445
Accumulated depreciation amortisation [member] | Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	369	326
Additions	30	50
Discontinued operation	(357)
Translation adjustments	30	(7)
Property, equipment and right of use assets, net, Balance	72	369
Accumulated depreciation amortisation [member] | Machines and manufacturing equipment [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	1,750	1,678
Additions	110	94
Discontinued operation
Translation adjustments	262	(22)
Property, equipment and right of use assets, net, Balance	2,122	1,750
Accumulated depreciation amortisation [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	306	287
Additions	5	13
Discontinued operation	(158)
Translation adjustments	32	6
Property, equipment and right of use assets, net, Balance	185	306
Accumulated depreciation amortisation [member] | Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	505	412
Additions	48	92
Discontinued operation	(473)
Translation adjustments	7	1
Property, equipment and right of use assets, net, Balance	87	505
Accumulated depreciation amortisation [member] | ERP system [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	116	53
Additions	62	55
Discontinued operation
Translation adjustments	17	8
Property, equipment and right of use assets, net, Balance	195	116
Accumulated depreciation amortisation [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	367	359
Additions	4	5
Discontinued operation	(56)
Translation adjustments	54	3
Property, equipment and right of use assets, net, Balance	369	367
Accumulated depreciation amortisation [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, equipment and right of use assets, net, Balance	1,032	612
Additions	556	417
Discontinued operation	(348)
Translation adjustments	(95)	3
Property, equipment and right of use assets, net, Balance	$ 1,145	$ 1,032